FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Amounts receivable	$ 4,802	$ 3,350
Due from related parties	210	18
Long-term investments	3,579	1,247
Derivative liability	0	475
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	57,331	27,317
Amounts receivable	0	0
Due from related parties	210	18
Derivative asset	0	0
Long-term investments	3,471	1,190
Total financial assets	61,012	28,525
Derivative liability	0	0
Total financial liabilities	0	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Amounts receivable	4,802	3,350
Due from related parties	0	0
Derivative asset	1,525	0
Long-term investments	0	0
Total financial assets	6,327	3,350
Derivative liability	0	(475)
Total financial liabilities	0	(475)
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Amounts receivable	0	0
Due from related parties	0	0
Derivative asset	0	0
Long-term investments	108	57
Total financial assets	108	57
Derivative liability	0	0
Total financial liabilities	$ 0	$ 0